CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION	12 Months Ended
Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION
NOTE 7

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CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION
Some of the Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue
200,000,000
shares of Class A ordinary shares with a par value of $
0.0001
per share. Holders of the Company’s Class A ordinary shares are entitled to one
vote for each share. As of December 31, 2022 and 2021,

there were
28,407,000
shares of Class A ordinary shares outstanding, of which
27,500,000
were subject to possible redemption and are classified outside of permanent equity in the consolidated balance sheets.
The Class A ordinary shares subject to possible redemption reflected on the consolidated balance sheets is reconciled on the following table:

Gross proceeds	$275,000,000
Less:
Offering costs allocated to Class A ordinary shares subject to possible redemption	(16,046,813)
Plus:
Accretion of carrying value to redemption value	16,046,813

Class A ordinary shares subject to possible redemption as of December 31, 2021	275,000,000
Plus:
Waiver of offering costs allocated to Class A ordinary shares subject to possible redemption	6,015,625
Less:
Increase in redemption value of Class A ordinary shares subject to possible redemption	(3,166,410)

Class A ordinary shares subject to possible redemption as of December 31, 2022	$277,849,215